Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Cash Flows from Operating Activities:
Net (loss) income	$ (8,819)	$ (461,734)	$ 290,990	$ 2,595,287
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Interest income held in Trust Account		(1,125,994)	(328,731)	(3,081,753)
Formation costs paid by related parties	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(39,794)	(21,558)	(143,675)
Accounts payable		27,385	735,935	560
Accrued expenses	3,750	892,296	(211,736)
Accrued expenses – related party		586,102	15,000	105,000
Net cash (used in) provided by operating activities	(69)	(121,739)	479,900	(524,581)
Cash Flows from Investing Activities
Proceeds deposited in Trust Account			(200,000,000)	(200,000,000)
Net cash used in investing activities			(200,000,000)	(200,000,000)
Cash Flows from Financing Activities:
Funds borrowed from related parties	150,000		170,000	170,000
Repayment of loans to related parties			(325,000)	(325,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds received from initial public offering, gross			200,000,000	200,000,000
Offering costs paid			(4,891,056)	(4,882,936)
Proceeds received from private placement			6,000,000	6,000,000
Payment of deferred offering costs	(62,250)
Net cash provided by financing activities	112,750		200,953,944	200,962,064
Net (decrease) increase in cash	112,681	(121,739)	1,433,844	437,483
Cash – beginning of the period		550,164	112,681	112,681
Cash – end of the period	112,681	428,425	1,546,525	550,164
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to equity in connection with the initial public offering			7,000,000	7,000,000
Deferred offering costs charged to equity upon completion of the initial public offering			276,511	276,511
Accrued Liabilities [Member]
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued expenses	$ 214,261
Class A Ordinary Shares [Member]
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption				$ 191,666,280
Initial value of Class A ordinary shares subject to possible redemption			189,101,450
(Decrease) increase in value of Class A ordinary shares subject to possible redemption		$ (461,740)	$ 38,144